Prospectus Supplement dated Sept. 19, 2014
Product Name	Prospectus Form #
	National	New York

RiverSource® RAVA 5 Advantage® Variable Annuity/RiverSource® RAVA 5 Select® Variable Annuity/RiverSource® RAVA 5 Access® Variable Annuity

(Offered for contract applications signed on or after April 29, 2013)

	S-6594 C (5/14)	S-6595 C (5/14)

RiverSource® RAVA 5 Advantage® Variable Annuity/RiverSource® RAVA 5 Select® Variable Annuity/ RiverSource® RAVA 5 Access® Variable Annuity

(Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)

	S-6515 D (5/14)	S-6517 D (5/14)

The information in this supplement updates and amends certain information contained in your current variable annuity product prospectus. Please read it carefully and keep it with your variable annuity contract product prospectus.

This supplement describes changes to the fees for certain riders.

Effective October 18, 2014, the fees for the Accumulation Protector Benefit rider are changed for new riders and for elective step up or the elective spousal continuation step up received on or after October 18, 2014.

1.

The following hereby replaces the corresponding paragraphs in the “Expense Summary — Optional Living Benefits” and “Optional Living Benefit Charges — Accumulation Protector Benefit Rider Charge” sections of the prospectus for RiverSource® RAVA 5 Advantage® Variable Annuity/ RiverSource® RAVA 5 Select® Variable Annuity/RiverSource® RAVA 5 Access® Variable Annuity contracts offered for contract applications signed on or after April 29, 2013:

Expense Summary — Optional Living Benefits

Accumulation Protector Benefit® (APB®) rider fee	Maximum: 2.00%	Current: 1.00%*

(Charged annually on the contract anniversary as a percentage of contract value or the Minimum Contract Accumulation Value, whichever is greater.)

* For contract applications signed prior to Oct. 18, 2014, the following fees apply:

Initial annual rider fee and fee for elective step ups before 10/18/14	Current annual rider fee for elective step ups on or after 10/18/14
1.30%	1.00%

Optional Living Benefit Charges — Accumulation Protector Benefit Rider Charge

We deduct an annual charge for this optional feature only if you select it. For contract applications signed on or after October 18, 2014, the current initial annual rider fee is 1.00%*.

* For contract applications signed prior to Oct. 18, 2014, the following fees apply:

Initial annual rider fee and fee for elective step ups before 10/18/14	Current annual rider fee for elective step ups on or after 10/18/14
1.30%	1.00%

2.

The following hereby replaces the corresponding paragraphs in the “Expense Summary — Optional Living Benefits” and “Optional Living Benefit Charges — Accumulation Protector Benefit Rider Charge” sections of the prospectus for RiverSource® RAVA 5 Advantage® Variable Annuity/RiverSource® RAVA 5 Select® Variable Annuity/RiverSource® RAVA 5 Access® Variable Annuity contracts offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013:

Expense Summary — Optional Living Benefits

Accumulation Protector Benefit® (APB®) rider fee	Maximum: 2.00%	Current: 1.30%*

(Charged annually on the contract anniversary as a percentage of contract value or the Minimum Contract Accumulation Value, whichever is greater.)

* Current annual rider fee for elective step up or elective spousal continuation step up are shown in the table below.

Current annual rider fee for elective step ups before 10/18/14	Current annual rider fee for elective step ups after 10/18/14
1.30%	1.00%

Optional Living Benefit Charges — Accumulation Protector Benefit Rider Charge

We deduct an annual charge for this optional feature only if you select it. The current annual rider fee is 1.30%. Current annual rider fee for elective step up or elective spousal continuation step up received on or after Oct. 18, 2014 is 1.00%.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

S-6594-6 A (9/14)

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